MAIN BUYWRITE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 102.8%
	EQUITY - 102.8%
266,300	Consumer Staples Select Sector SPDR Fund(a)				$ 20,230,811
50,400	Invesco QQQ Trust Series 1(a)				18,297,720
157,400	iShares Core S&P Small-Cap ETF(a)				16,723,750
27,900	SPDR Dow Jones Industrial Average ETF Trust(a)				9,795,132
139,000	SPDR S&P 500 ETF Trust(a)				62,537,490
53,000	VanEck Oil Services ETF(a)				11,968,990
					139,553,893

	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,870,332)				139,553,893

	TOTAL INVESTMENTS - 102.8% (Cost $113,870,332)				$ 139,553,893
	CALL OPTIONS WRITTEN - (7.7)% (Proceeds - $12,723,733)				(10,394,668)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.9%				6,707,246
	NET ASSETS - 100.0%				$ 135,866,471

Contracts(b)
	WRITTEN EQUITY OPTIONS - (7.7)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (7.7)%
2,663	Consumer Staples Select Sector SPDR Fund	06/17/2022	$ 74	$ 20,230,811	$ 926,724
504	Invesco QQQ Trust Series 1	12/16/2022	370	18,297,720	1,556,604
1,574	iShares Core S&P Small-Cap ETF	05/20/2022	107	16,723,750	802,740
279	SPDR Dow Jones Industrial Average ETF Trust	06/17/2022	345	9,795,132	531,495
1,390	SPDR S&P 500 ETF Trust	12/16/2022	450	62,537,490	4,708,625
251	VanEck Oil Services ETF	06/17/2022	200	5,668,333	1,007,765
279	VanEck Oil Services ETF	06/17/2022	215	6,300,657	860,715
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $12,723,733)				10,394,668

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $12,723,733)				$ 10,394,668

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.